Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis Of Income And Expense [Abstract]
Finance Income	$ 372,002	$ 480,453	$ 541,034
Grant Income	26,949	41,629	57,235
Total other income	$ 398,951	$ 522,082	$ 598,269